Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 6 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	December 31, 2025	December 31, 2024

Accounts receivable	$820,351	$962,886
Less: provision for credit loss	54,024	315,423
Subtotal	766,327	647,463
Less: Accounts receivables, net from discontinued operations	-	181,596
Account receivables, net	$766,327	$465,867

The following table sets forth the movement of provision for doubtful accounts:

	December 31, 2025	December 31, 2024

Beginning	$186,589	$218,775
Additions/ Recovery	(114,667)	(26,209)
Exchange rate difference	(17,898)	(5,977)
Balance	$54,024	$186,589